Balance Sheets Details - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid R&D costs	$ 2,467	$ 508
Prepaid insurance and service contracts	1,860	118
Tax receivable	104	554
Other	230	191
Total	$ 4,661	$ 1,371